Stock Based Compensation (10Q) (Details Narrative) - Title Of Individual With Relationship To Entity Domain - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Stock-based compensation expense		$ 2,753,968	$ 3,567,163	$ 13,126,445
Stock option outstanding shares		12,450,000		12,450,000
Stock option outstanding weighted average exercise price		$ 0.10		$ 0.10
Stock option outstanding instrinsic value		$ 0.08
Unrecognized compensation cost		$ 2,758,304		$ 5,512,272
Minimum [Member]
Stock option amortized year		6 months
Maximum [Member]
Stock option amortized year		2 years